Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Noncontrolling Interest
Beginning balance at Dec. 31, 2010	$ 928,896	$ 19,410	$ 472,883	$ (593)	$ 387,186	$ (114,425)	$ 164,435
Beginning balance (in shares) at Dec. 31, 2010		32,449,425
Net income	137,742				90,450		47,292
Other comprehensive income (loss)	241			241
Issuances of non-vested (restricted) shares of common stock (in shares)		429,602
Issuances of non-vested (restricted) shares of common stock		215	(215)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(30,500)
Forfeitures of non-vested (restricted) shares of common stock		(15)	15
Common stock contribution to 401(k) plan (in shares)		27,240
Common stock contribution to 401(k) plan	1,718	14	1,704
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		139,717
Stock issuances from exercise of stock options and employee stock purchase plan	5,553	69	5,484
Retirement of common stock (in shares)		(10,143)
Retirement of common stock	(617)	(5)	(612)
Share-based compensation	6,340		6,340
Excess tax benefit from share-based compensation	859		859
Cash dividends declared and paid on Common and Class B common stock	(73,276)				(73,276)
Return of capital contribution to noncontrolling interest	(32,000)						(32,000)
Fair value of noncontrolling interest	34,919						34,919
Share of carrying value of our locations contributed to joint venture	7,708						7,708
Fair value increment over carrying value of locations contributed to joint venture	7,061		7,061
Distributions to noncontrolling interest	(23,434)						(23,434)
Ending balance at Dec. 31, 2011	1,001,710	19,688	493,519	(352)	404,360	(114,425)	198,920
Ending balance (in shares) at Dec. 31, 2011		33,005,341
Net income	157,601				103,334		54,267
Other comprehensive income (loss)	(3,156)			(1,750)			(1,406)
Issuances of non-vested (restricted) shares of common stock (in shares)		111,301
Issuances of non-vested (restricted) shares of common stock		56	(56)
Common stock contribution to 401(k) plan (in shares)		26,991
Common stock contribution to 401(k) plan	1,772	13	1,759
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		157,664
Stock issuances from exercise of stock options and employee stock purchase plan	7,163	79	7,084
Retirement of common stock (in shares)		(29,987)
Retirement of common stock	(2,229)	(15)	(2,214)
Share-based compensation	7,716		7,716
Excess tax benefit from share-based compensation	1,079		1,079
Cash dividends declared and paid on Common and Class B common stock	(256,219)				(256,219)
Common stock issued for Carrier Enterprise III (in shares)		1,250,000
Common stock issued for Carrier Enterprise III	93,250	625	92,625
Fair value of noncontrolling interest in Carrier Enterprise III	104,244						104,244
Decrease in noncontrolling interest in Carrier Enterprise I	(51,881)		(8,692)				(43,189)
Distributions to noncontrolling interest	(39,010)						(39,010)
Ending balance at Dec. 31, 2012	1,022,040	20,446	592,820	(2,102)	251,475	(114,425)	273,826
Ending balance (in shares) at Dec. 31, 2012		34,521,310
Net income	187,719				127,723		59,996
Other comprehensive income (loss)	(16,341)			(9,372)			(6,969)
Issuances of non-vested (restricted) shares of common stock (in shares)		124,043
Issuances of non-vested (restricted) shares of common stock		62	(62)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(10,000)
Forfeitures of non-vested (restricted) shares of common stock		(5)	5
Common stock contribution to 401(k) plan (in shares)		22,551
Common stock contribution to 401(k) plan	1,689	11	1,678
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		87,193
Stock issuances from exercise of stock options and employee stock purchase plan	3,384	44	3,340
Retirement of common stock (in shares)		(17,976)
Retirement of common stock	(1,677)	(9)	(1,668)
Share-based compensation	8,760		8,760
Excess tax benefit from share-based compensation	1,511		1,511
Cash dividends declared and paid on Common and Class B common stock	(39,836)				(39,836)
Distributions to noncontrolling interest	(39,857)						(39,857)
Ending balance at Dec. 31, 2013	$ 1,127,392	$ 20,549	$ 606,384	$ (11,474)	$ 339,362	$ (114,425)	$ 286,996
Ending balance (in shares) at Dec. 31, 2013		34,727,121